Statements of Shareholders' Equity - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Class A Ordinary Shares Ordinary Shares	Class F Ordinary Shares	Class F Ordinary Shares Ordinary Shares	Class F Ordinary Shares Forfeited on November 20, 2020	Class F Ordinary Shares Forfeited on November 20, 2020 Ordinary Shares	Class F Ordinary Shares Forfeited on October 9, 2020	Class F Ordinary Shares Forfeited on October 9, 2020 Ordinary Shares
Beginning Balance at Jul. 10, 2019	$ 0	$ 0	$ 0			$ 0
Beginning Balance, Shares at Jul. 10, 2019						0
Sale of Class F ordinary shares to Sponsor on August 12, 2019 at $0.001 per share	25,000	23,000				$ 2,000
Sale of Class F ordinary shares to Sponsor on August 12, 2019 at $0.001 per share, Shares						20,000,000
Net income (loss) attributable to ordinary shares	(8,494)		(8,494)
Ending Balance at Dec. 31, 2019	16,506	23,000	(8,494)			$ 2,000
Ending Balance, Shares at Dec. 31, 2019						20,000,000
Class F ordinary shares forfeited by Sponsor							$ (169)	$ (169)	$ (706)	$ (706)
Class F ordinary shares forfeited by Sponsor, Shares								(1,687,500)		(7,062,500)
Sale of 7,333,333 Private Placement Warrants to Sponsor on October 2, 2020 at $1.50 per Private Placement Warrant	11,000,000	11,000,000
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit	450,004,500	450,000,000		$ 4,500	$ 25,000
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit, Shares				45,000,000
Underwriters discounts	(9,000,000)	(9,000,000)
Deferred offering costs charged to additional paid-in capital	(1,094,456)	(1,094,456)
Deferred underwriting compensation	(15,750,000)	(15,750,000)
Class A ordinary shares subject to possible redemption; 42,953,401 shares at a redemption value of $10.00 per share	(429,538,305)	(429,534,010)		$ (4,295)
Net income (loss) attributable to ordinary shares	(637,366)		(637,366)
Ending Balance at Dec. 31, 2020	$ 5,000,004	$ 5,644,534	$ (645,860)	$ 205		$ 1,125
Ending Balance, Shares at Dec. 31, 2020				45,000,000		11,250,000